Income taxes and deferred taxes - Effective tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Loss for the period before taxes	€ (89,076)	€ (56,432)	€ (44,657)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	€ 22,269	€ 14,108	€ 11,164
Foreign tax rate differential	223	217	93
Unrecognized DTA on tax losses and temporary differences	(22,103)	(13,991)	(10,660)
Release of the non-recognition of DTA		6	2,332
Non deductible expenses	(774)	(610)	(387)
Share based payments	(1,221)	(992)	(653)
Income not subject to tax	151	269	112
Tax adjustments to the previous period	(14)	152	(710)
Local income taxes	515	(2,173)	46
Other	(55)	210	108
Total income tax income/(expense)	€ (1,009)	€ (2,804)	€ 1,445
Company effective income tax rate	(1.13%)	(4.97%)	3.24%